                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/31

Date of reporting period: 12/31/04

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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                           COUPON           MATURITY                VALUE
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    2.9%
$  4,699   Federal Home Loan Mortgage Corp.                                      3.630%           07/01/34           $    4,682,124
   9,874   Federal Home Loan Mortgage Corp.                                      4.182            08/01/34                9,945,419
   4,983   Federal National Mortgage Association                                 3.713            07/01/34                4,960,687
   6,445   Federal National Mortgage Association                                 4.111            09/01/34                6,482,968
   5,608   Federal National Mortgage Association                                 4.237            10/01/34                5,678,090
   6,107   Federal National Mortgage Association                                 4.244            10/01/34                6,146,765
                                                                                                                     --------------
           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                              37,896,053
                                                                                                                     --------------

           COLLATERALIZED MORTGAGE OBLIGATIONS    3.7%
   4,053   Federal Home Loan Banks (Interest Only)                               6.000            02/15/29                  250,924
   7,698   Federal Home Loan Mortgage Corp. (Interest Only) (a)                  5.598            03/15/32                  707,152
   6,274   Federal Home Loan Mortgage Corp. (Interest Only)                      6.000            05/01/31                1,208,401
  11,600   Federal Home Loan Mortgage Corp. (Interest Only)                      6.500      04/01/28 to 05/15/33          2,141,566
     525   Federal National Mortgage Association (Variable Rate
           Coupon) (REMIC)                                                       2.637            03/25/09                  527,225
  13,332   Federal National Mortgage Association                                 2.810            12/18/32               13,410,197
  20,250   Federal National Mortgage Association                                 6.022            11/25/10               22,082,534
  11,566   Federal National Mortgage Association (Interest Only) (a)             4.220            07/25/34                  817,793
   9,650   Federal National Mortgage Association (Interest Only)                 6.000            11/25/32                1,344,141
  20,578   Federal National Mortgage Association (Interest Only)                 6.500      02/25/33 to 05/25/33          4,151,102
   1,924   Federal National Mortgage Association (Interest Only) (REMIC)         6.000            08/25/32                  257,419
   6,362   Federal National Mortgage Association (Interest Only) (REMIC)         7.000            04/25/33                1,181,668
   6,766   Government National Mortgage Association (Interest Only)
           (REMIC) (a)                                                           4.993            05/16/32                  409,346
   7,005   Government National Mortgage Association (Interest Only)
           (REMIC) (a)                                                           5.593            05/16/32                  530,732
                                                                                                                     --------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                     49,020,200
                                                                                                                     --------------

           MORTGAGE BACKED SECURITIES    31.7%
   1,277   Federal Home Loan Mortgage Corp.                                      6.000      04/01/29 to 06/01/31          1,321,403
     136   Federal Home Loan Mortgage Corp.                                      6.500            03/01/26                  142,867
  26,647   Federal Home Loan Mortgage Corp.                                      7.500      03/01/20 to 06/01/34         28,576,693
   1,896   Federal Home Loan Mortgage Corp.                                      8.000      07/01/24 to 10/01/31          2,055,246
       0   Federal Home Loan Mortgage Corp.                                     11.000            02/01/14                      155
  28,800   Federal Home Loan Mortgage Corp., January                             5.000              TBA                  29,240,986
  19,775   Federal Home Loan Mortgage Corp., January                             5.500              TBA                  20,423,857
  27,820   Federal National Mortgage Association                                 6.000      01/01/09 to 11/01/18         29,168,386
  89,295   Federal National Mortgage Association                                 6.500      12/01/07 to 09/01/34         93,782,429
  35,405   Federal National Mortgage Association                                 7.000      08/01/14 to 06/01/34         37,559,879
  29,648   Federal National Mortgage Association                                 7.500      01/01/07 to 12/01/32         31,755,024
   3,713   Federal National Mortgage Association                                 8.000      09/01/24 to 04/01/32          4,025,032
     181   Federal National Mortgage Association (FHA/VA)                        8.500      01/01/22 to 09/01/24            199,703
      37   Federal National Mortgage Association                                11.500      05/01/15 to 03/01/19             41,524
     319   Federal National Mortgage Association                                12.000      03/01/13 to 01/01/16            359,454
  13,600   Federal National Mortgage Association, January                        4.500              TBA                  13,145,243
  37,225   Federal National Mortgage Association, January                        5.500              TBA                  38,020,205
  23,750   Federal National Mortgage Association, January                        6.000              TBA                  24,558,972
     650   Federal National Mortgage Association, January                        6.500              TBA                     681,687
   2,181   Government National Mortgage Association                              6.000            12/15/28                2,269,306

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
   4,548   Government National Mortgage Association                             6.500      06/15/23 to 02/15/29          4,802,535
   6,406   Government National Mortgage Association                             7.000      12/15/22 to 12/15/27          6,757,086
   4,724   Government National Mortgage Association                             7.500      02/15/07 to 08/15/28          5,106,584
   4,152   Government National Mortgage Association                             8.000      07/15/07 to 10/15/25          4,543,866
   2,378   Government National Mortgage Association                             8.500      11/15/05 to 12/15/21          2,619,725
   1,023   Government National Mortgage Association                             9.000      12/15/17 to 12/15/19          1,145,883
      15   Government National Mortgage Association                            11.000      01/15/10 to 11/15/20             16,385
     653   Government National Mortgage Association                            12.000      12/15/12 to 06/15/15            743,766
     294   Government National Mortgage Association                            12.500      05/15/10 to 09/15/15            336,123
     490   Government National Mortgage Association II                          6.000            04/20/29                  508,617
  33,175   Government National Mortgage Association, January                    5.500              TBA                  33,859,234
                                                                                                                    --------------
           TOTAL MORTGAGE BACKED SECURITIES                                                                            417,767,855
                                                                                                                    --------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    20.8%
  43,000   Federal Home Loan Bank                                               3.000            04/15/09               41,784,433
   4,840   Federal National Mortgage Association                                6.625            11/15/30                5,787,048
  31,900   Federal National Mortgage Association                                7.125            06/15/10               36,708,606
   6,000   Federal National Mortgage Association                                7.250            01/15/10                6,903,186
 130,865   Freddie Mac                                                          2.750            08/15/06              130,057,301
  31,200   Freddie Mac                                                          6.625            09/15/09               34,927,776
   4,765   Freddie Mac                                                          6.750            03/15/31                5,810,808
   9,155   Tennessee Valley Authority, Ser G                                    7.125            05/01/30               11,424,872
                                                                                                                    --------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                           273,404,030
                                                                                                                    --------------

           UNITED STATES TREASURY OBLIGATIONS    38.8%
 106,000   United States Treasury Bonds                                         5.250            11/15/28              111,134,428
  34,200   United States Treasury Bonds                                         6.125            08/15/29               40,163,659
  20,000   United States Treasury Bonds                                         6.250            08/15/23               23,421,100
  14,500   United States Treasury Bonds                                         8.125            08/15/21               20,081,369
   1,000   United States Treasury Bonds (b)                                     8.750            05/15/17                1,401,524
   5,000   United States Treasury Bonds (b)                                     8.750            08/15/20                7,228,910
  34,000   United States Treasury Bonds                                         9.250            02/15/16               48,544,316
   7,000   United States Treasury Bonds                                        10.375            11/15/12                8,348,053
  11,000   United States Treasury Bonds                                        12.000            08/15/13               14,180,551
  98,900   United States Treasury Notes                                         1.625            04/30/05               98,687,563
  66,550   United States Treasury Notes                                         3.875            02/15/13               65,681,789
  39,000   United States Treasury Notes                                         4.000            11/15/12               38,946,687
  11,000   United States Treasury Notes                                         4.750            11/15/08               11,524,656
   1,000   United States Treasury Notes (STRIPS)                                *                05/15/11                  778,582
  56,000   United States Treasury Notes (STRIPS)                                *                02/15/25               20,134,968
                                                                                                                    --------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                    510,258,155
                                                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS    97.9%
   (Cost $1,274,306,114)                                                                                             1,288,346,293

United States Government Obligations  14.7%
                        Federal Home Loan Bank ($192,785,000  par, yielding
                        1.25%, 01/03/05 maturity)                                                                      192,771,612
                          (Cost $192,771,612)                                                                       --------------


TOTAL INVESTMENTS    112.6%
   (Cost $1,467,077,726)                                                                                             1,481,117,905

LIABILITIES IN EXCESS OF OTHER ASSETS    (12.6%)                                                                      (165,512,266)
                                                                                                                    --------------

NET ASSETS    100.0%                                                                                                $1,315,605,639
                                                                                                                    ==============

*   Zero Coupon Bond

    Percentages are calculated as a percentage of net assets.

    The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivitive instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA     - Federal Housing Administration/Department of Veterans
             Affairs

REMIC      - Real Estate Mortgage Investment Conduits

STRIPS     - Separate Trading of Registered Interest and Principal of
             Securities

TBA        - To be announced, maturity date has not yet been
             established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.



Futures contracts outstanding as of December 31, 2004:

                                                                                          UNREALIZED
                                                                                        APPRECIATION/
                                                                       CONTRACTS         DEPRECIATION
LONG CONTRACTS:
        U.S. Treasury Notes 10-Year Futures March 2005
        (Current Notional Value of $111,938 38 per contract)              1,309            $116,029

SHORT CONTRACTS:
        U.S. Treasury Notes 5-Year Futures March 2005
        (Current Notional Value of $109,531 per contract)                 1,252             540,700

        U.S. Treasury Bond Futures March 2005
        (Current Notional Value of $112,500 per contract)                   723            (518,385)
                                                                      ---------       -------------
                                                                          3,284            $138,344
                                                                      =========       =============

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:  February 17, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date:  February 17, 2005